UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church St., Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Prospector Partners Asset Management, LLC, 370 Church St., Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

PROSPECTOR CAPITAL APPRECIATION FUND
PROSPECTOR OPPORTUNITY FUND

SEMI-ANNUAL REPORT

www.prospectorfunds.com	JUNE 30, 2008

PROSPECTOR FUNDS, INC.

JULY 31, 2008

To the Shareholders and Directors of Prospector Capital Appreciation Fund and Prospector Opportunity Fund:

Edifice Wrecks – a plagiarized pun perhaps, but oh so perfect a phrase.  Bear Stearns is gone and it’s a good bet that other financial institutions may follow.  Gargantuan write-offs, $400 billion so far, have rocked Citigroup, UBS, AIG, Lehman, Merrill and numerous others. Most if not all of these companies should survive, but with new management teams and less hubris. Quick, decisive and unprecedented action by the Fed and other regulators seems to have prevented the crisis from becoming a full-blown panic, but at what long-term cost?  The money created likely won’t help the twin budget and trade deficits nor strengthen the dollar.  Then there’s increased moral hazard that comes from bailing out the leaky ships.

Beyond short-term trading issues, psychological and otherwise, there is the critical question of permanent loss.  Forced selling of positions below cost – whether infamous subprime and related structured product paper or leveraged buyout loan paper – is only part of the equation.  Debt money was readily available and cheap … it was hard to resist the lure of excessive leverage. Now, as losses are realized or as positions are marked down that same leverage must be unwound.  Often, enterprise survival has required raising equity at fire sale prices, permanently impairing existing shareholders. Add in the fact financials were bid to a robust 22% of the S&P 500, and you have got serious risk.  The Fed’s proactive response to the situation and the industry’s generally honest financial reporting (so far no Enrons) are only a minimal offset.  Regardless, a final summing up won’t be possible for some time.

This bear market’s decline probably won’t warrant mention alongside the South Sea Bubble of 1720, the Rich Man’s Panic of 1907, the Crash of 1929, or perhaps even the Tech Wreck of 2000. However, it is unique. Yesteryear’s great crashes coincided with some benefit to society – the creation of paper money, the post quake reconstruction of San Francisco, the invention of the automobile and the radio, or the Internet’s flowering. Unhappily, the current bear market appears to display no such obvious redeeming qualities. This bear broke up a raucous party featuring rampant speculation and over-consumption; it also endangered the very institutions our political establishment uses to manage the domestic economy.  Large banks, brokerage houses, and Government Sponsored Enterprises (GSEs) have been put at risk.  Rating agencies long considered sacrosanct are tainted. Hope you enjoyed the binge…it seems the bill has arrived.

Prospector Capital Appreciation Fund Highlights

With the S&P 500 down nearly 12% in the first half of 2008, ending June 30th, we are pleased with our slightly positive fund performance for the same period. It’s one thing to try to swim upstream; it’s more difficult to proceed against an overpowering current. How did we do it? Most importantly, we underweighted the financial sector and had zero exposure to its big disasters --- no big money center or investment banks, and no credit enhancers. In fact, only three financials, Berkshire Hathaway, Cincinnati Financial and Charter Financial made our “Hall of Shame” as biggest detractors from six month performance. These three were down 15%, 34% and 33% respectively.

Our “Hall of Fame” was dominated by energy holdings.  Six of the top ten positive contributors to portfolio performance were oil and gas producers. Most of these were small holdings and achieved their impact through outstanding appreciation. With hindsight we should have owned bigger positions, but a possible crude oil price decline has made us cautious.  Recently, we have been swapping our energy winners for group laggards while modestly trimming aggregate exposure.

PROSPECTOR FUNDS, INC.

Beyond a near market weighting in energy, several other portfolio positioning aspects deserve mention. Specifically, Mirant continues as our largest holding. It and Calpine comprise our key electric power investments and represent about 11 percent of our assets.  We continue to think potential demand/price increases and capital management opportunities make these outstanding investments.

Four gold mining securities represent an unusually large 9 percent of the portfolio.  In aggregate, these have been profitable holdings, but disappointing given gold’s appreciation.  Beyond catch-up, gold mines appear attractive (at least for “gold bugs”) as to their doomsday perception of being “safe havens” and for their historical tendency to rise at least modestly in both bear markets and inflationary periods.

Health care/pharmaceuticals continue to make up about 10 percent of the portfolio. These enterprises’ business models have been resistant to economic downturns. The likely recession, along with the new Presidential regime’s possible policy shifts, should soon prove or disprove our positioning.  Convertibles, with their inherent downside protection, remain our preferred approach to investing in this group.

Prospector Opportunity Fund Highlights

We grudgingly take solace with our modest negative fund performance in the first half of 2008, ending June 30th, as the Russell 2000 and the Russell Midcap indices, our benchmarks, fared considerably worse.  The Prospector Opportunity Fund outperformed despite being overweighted in financials, by far the worst performing sector of the market.  Importantly we achieved this by avoiding the highly leveraged credit sensitive institutions such as banks, brokers, and financial guarantors who have been hit particularly hard.  In fact, only one financial service company, Invesco – the investment management company, made our list of five largest detractors from performance.  We like to own overcapitalized financial institutions with straightforward business models that sell at discounts to tangible book value.  Property & casualty companies such as Axis Capital and The Hanover Group, and Banks such as Oritani Financial and Fox Chase Bancorp fit the bill.

The greatest contributors to Prospector Opportunity Fund performance in the first half of 2008 were energy companies such as Encore Acquisition, Cimarex Energy, Hugoton Royalty Trust, and San Juan Basin Royalty Trust.  The portfolio has a roughly 10% weighting in these types of energy securities.

Another major industry bet in the portfolio is the utility sector.  Key names are Unisource and Sierra Pacific.  Since World War II, U.S. electricity demand has moved steadily upward; the few annual declines caused by recessions and abnormal weather have been modest.

Outlook

It’s a lot easier to find similarities between today and a past period -- “analogy forecasting” rather than build an outlook from scratch. So…we think the environment similar to the late 1970’s.  High energy and commodity prices generally, subpar economic growth, and the hangover of a correcting overvalued stock market – it looks very familiar. Anticipate, in a word: stagflation.  Unfortunately it’s difficult to see how Fund Shareholders will be advantaged by this forecast; too many others have the same conclusion.  What should work, however, is the basic blocking and tackling that our organization brings to bear analyzing individual securities.

A hallmark of the steady growth Greenspan years was an almost continuous series of industry corrections, largely isolated from one another.  Today’s bank problem is unlikely to fit this pattern. This industry has a special role in our economic system. Money is ubiquitous; even if a corporation is self financed (and many aren’t) it’s a cinch that plenty of customers or suppliers will be hamstrung by tight/expensive financing.  From our experience with

PROSPECTOR FUNDS, INC.

cycles we expect that today’s necessary deleveraging will lead to tomorrow’s contraction of real economic activity. There may be benefits from such a contraction; there may likely be even more obviously, pain.

Pain, of course, often means lower stock prices. But how much lower?  Markets anticipate and with the broad averages already down 20% from recent highs we suspect moderate buying may be more sensible than selling.  We continue to do just that. Our philosophy, process and focus have always led us to attractive value situations that should in turn generate solid performance.

Respectfully submitted,

John D. Gillespie	Richard P. Howard	Kevin R. O’Brien

Performance data quoted represents past performance; past performance does not guarantee future results.  Short-term performance, in particular, is not a good indication of the fund’s performance, and an investment should not be made based solely on returns.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Funds invest in smaller and mid-cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may hold restricted securities purchased through private placements.  Such securities can be difficult to sell without experiencing delays or additional costs. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments.  These risks are fully disclosed in the prospectus.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.  The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe.  The Russell Midcap Index is a subset of the Russell 1000® Index.  It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies.  You cannot invest directly in an index.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets.

Fund holdings and/or security allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments section in this report for a full listing of the Funds holdings.

Prospector Funds, Inc. are distributed by Quasar Distributors, LLC. (08/08)

PROSPECTOR FUNDS, INC.

Capital Appreciation Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed maybe worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)
Since Inception(1) to
June 30, 2008
Capital Appreciation Fund	0.68%
S&P 500 Index(2)	-15.10%

(1)	September 28, 2007
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

PROSPECTOR FUNDS, INC.

Opportunity Fund

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed maybe worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)
Since Inception(1) to
June 30, 2008
Opportunity Fund	-1.57%
Russell 2000 Index(2)	-14.43%
Russell Midcap Index(3)	-11.08%

(1)	September 28, 2007
(2)	An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.
(3)	An unmanaged mid-cap index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

PROSPECTOR FUNDS, INC.

EXPENSE EXAMPLE
JUNE 30, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, redemption fees, wire transfer fees, maintenance fee (IRA accounts), and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 – June 30, 2008).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (01/01/08)	Value (06/30/08)	(01/01/08 to 06/30/08)
Capital Appreciation Actual(2)	$1,000.00	$1,010.00	$7.50
Capital Appreciation Hypothetical
(5% return before expenses)	1,000.00	1,017.40	7.52
Opportunity Actual(2)	1,000.00	983.30	7.40
Opportunity Hypothetical
(5% return before expenses)	1,000.00	1,017.40	7.52

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.50% and 1.50% for Capital Appreciation Fund and Opportunity Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year/366 (to reflect the one-half year period).

(2)	Based on the actual returns for the six-month period ended June 30, 2008 of 1.00% and -1.67% for Capital Appreciation Fund and Opportunity Fund, respectively.

PROSPECTOR FUNDS, INC.

SECTOR ALLOCATION (% OF NET ASSETS)
AS OF JUNE 30, 2008(1)(2)

Capital Appreciation Fund

TOP 10 HOLDINGS (% OF NET ASSETS)
AS OF JUNE 30, 2008(1)(3)
Capital Appreciation Fund
Mirant	7.6%
E.I. Du Pont de Nemours	3.9%
Medtronic, 1.500%, 04/15/2011	3.6%
Calpine	3.4%
Barrick Gold	3.1%
Post Properties	3.0%
Newmont Mining	2.8%
Amgen, 0.125%, 02/01/2011	2.5%
Petro - Canada	2.3%
Berkshire Hathaway, Class B	2.1%
(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3) AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

SECTOR ALLOCATION (% OF NET ASSETS)
AS OF JUNE 30, 2008(1)(2)

Opportunity Fund

TOP 10 HOLDINGS (% OF NET ASSETS)
AS OF JUNE 30, 2008(1)(3)
Opportunity Fund
UST	2.5%
Newmont Mining	2.5%
Mirant	2.3%
Unisource Energy	2.2%
Hugoton Royalty Trust	2.2%
Calpine	2.1%
Cimarex Energy	2.1%
CMS Energy	1.9%
Sierra Pacific Resources	1.8%
Lancashire Holdings	1.8%
(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Sector allocation includes all investment types.
(3) AIM Short-Term Treasury Portfolio excluded from top 10 holdings.

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS – 65.3%
Banks – 1.6%
Capitol Federal Financial	2,500	$94,025
Charter Financial	2,800	67,200
Fox Chase Bancorp*	200	2,052
Investors Bancorp*	2,000	26,120
Oritani Financial*	1,200	19,200
Rockville Financial	1,500	18,840
Roma Financial	1,400	18,340
Wauwatosa Holdings*	3,200	33,984
		279,761
Chemicals – 4.0%
E.I. Du Pont de Nemours	15,700	673,373
Solutia*	100	1,282
		674,655
Consumer Discretionary – 4.7%
E.W. Scripps, Class A	2,500	103,850
Fortune Brands	1,500	93,615
H&R Block	10,400	222,560
Meredith	9,400	265,926
New York Times, Class A	5,300	81,567
Walt Disney	1,100	34,320
		801,838
Consumer Staples – 2.6%
Coca-Cola	2,200	114,356
Coca-Cola Enterprises	1,400	24,220
Hershey	1,800	59,004
SUPERVALU	500	15,445
Tootsie Roll Industries	7,505	188,601
Viterra*	3,000	41,188
		442,814
Energy – 12.1%
Chevron	300	29,739
Cimarex Energy	4,800	334,416
Clayton Williams Energy*	400	43,980
ConocoPhillips	700	66,073
El Paso	2,800	60,872
Encore Acquisition*	2,200	165,418

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

Capital Appreciation Fund – Continued

Description	Shares	Value
COMMON STOCKS – 65.3% (CONTINUED)
Energy – 12.1% (Continued)
Hess	2,800	$353,332
Marathon Oil	2,400	124,488
McMoRan Exploration*	500	13,760
Nexen	900	35,775
Parker Drilling*	9,500	95,095
Petro – Canada	7,000	390,250
Plains Exploration & Production*	2,635	192,276
Talisman Energy	7,500	165,975
		2,071,449
Healthcare – 1.3%
Pfizer	12,700	221,869
Industrials – 0.3%
Tyco International	1,200	48,048
Information Technology – 2.5%
Automatic Data Processing	5,000	209,500
Xerox	15,500	210,180
		419,680
Insurance – 5.2%
Berkshire Hathaway, Class B*	90	361,080
Cincinnati Financial	3,000	76,200
Employers Holdings	4,400	91,080
Loews	2,600	121,940
Marsh & McLennan	1,300	34,515
Max Capital Group	1,000	21,330
Platinum Underwriters Holdings	1,200	39,132
State Auto Financial	6,300	150,759
		896,036
Metals & Mining – 9.4%
Alcoa	6,500	231,530
Barrick Gold	11,800	536,900
Commercial Metals	100	3,770
Gold Fields – ADR	20,900	264,385
Newmont Mining	9,300	485,088
Norsk Hydro – ADR	3,500	51,125
Northgate Minerals*	15,000	41,250
		1,614,048

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

Capital Appreciation Fund – Continued

Description	Shares	Value
COMMON STOCKS – 65.3% (CONTINUED)
Paper & Forest Products – 2.7%
Domtar*	25,300	$137,885
Fraser Papers*	2,500	4,707
Graphic Packaging*	12,900	26,058
International Paper	2,000	46,600
MeadWestvaco	600	14,304
Neenah Paper	2,900	48,459
TimberWest Forest	13,000	175,297
		453,310
Real Estate – 3.3%
Post Properties	17,300	514,675
Thomas Properties Group	5,400	53,136
		567,811
Utilities – 15.6%
Calpine*	25,488	575,009
Calpine – Escrow Shares*	600,000	153,000
El Paso Electric*	3,000	59,400
Mirant*	33,000	1,291,950
MMC Energy*	3,000	6,720
NorthWestern	3,000	76,260
Sierra Pacific Resources	13,000	165,230
Unisource Energy	11,100	344,211
		2,671,780
Total Common Stocks
(Cost $11,289,721)		11,163,099

	Par
CONVERTIBLE CORPORATE BONDS – 20.9%
AMR, 4.500%, 02/15/2024	$75,000	55,781
Amdocs, 0.500%, 03/15/2024	250,000	245,000
Amgen, 0.125%, 02/01/2011	475,000	431,062
Anglogold Ashanti, 2.375%, 02/27/2009	300,000	294,600
Archer Daniels, 0.875%, 02/15/2014	150,000	150,937
Carnival, 0.500%, 04/29/2033	125,000	79,375
CMS Energy, 2.875%, 12/01/2024	25,000	29,469
Conseco, 3.500%, 09/30/2035	100,000	81,000
Dominion Resources, Series C, 2.125%, 12/15/2023	25,000	32,062

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

Capital Appreciation Fund – Continued

Description	Par	Value
CONVERTIBLE CORPORATE BONDS – 20.9% (Continued)
Eastman Kodak, 3.375%, 10/15/2033	$275,000	$259,187
Electronic Data Systems, 3.875%, 07/15/2023	175,000	174,563
ERP Operating, 3.850%, 08/15/2026	150,000	141,900
JetBlue Airways, 3.750%, 03/15/2035	50,000	31,750
Medtronic, 1.500%, 04/15/2011	575,000	610,938
Millipore, 3.750%, 06/01/2026	125,000	125,781
NovaGold Resources, 5.500%, 05/01/2015	50,000	49,938
Prudential Financial, 0.386%, 12/12/2036 (a)	75,000	73,050
St Jude Medical, 1.220%, 12/15/2008	175,000	173,250
UAL, 5.000%, 02/01/2021	125,000	55,938
Unisource Energy, 4.500%, 03/01/2035	100,000	96,875
Wyeth, 3.581%, 01/15/2024 (a)	350,000	357,420
YRC Worldwide, 3.375%, 11/25/2023	25,000	18,250
Total Convertible Corporate Bonds
(Cost $3,688,904)		3,568,126

	Shares
CONVERTIBLE PREFERRED STOCK – 0.0%
Energy – 0.0%
El Paso Energy Capital Trust
(Cost $8,244)	200	8,200

SHORT-TERM INVESTMENT – 12.0%
AIM Short-Term Treasury Portfolio
(Cost $2,054,249)	2,054,249	2,054,249
Total Investments – 98.2%
(Cost $17,041,118)		16,793,674
Other Assets and Liabilities, Net – 1.8%		304,816
Total Net Assets – 100.0%		$17,098,490

*	Non-income producing security.
(a)	Variable rate security at June 30, 2008.
ADR – American Depository Receipt
See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2008

Opportunity Fund

Description	Shares	Value
COMMON STOCKS – 81.2%
Banks – 9.2%
Abington Bancorp	11,300	$103,056
Brooklyn Federal Bancorp	6,600	79,530
Charter Financial	1,040	24,960
Chicopee Bancorp*	4,100	52,685
Comerica	200	5,126
Danvers Bancorp*	6,000	66,000
ESSA Bancorp	4,100	51,332
Fox Chase Bancorp*	10,000	102,600
Hampden Bancorp	4,300	43,086
Oritani Financial*	7,100	113,600
PacWest Bancorp	1,800	26,784
Roma Financial	5,200	68,120
State Bancorp	2,600	32,500
UnionBanCal	1,800	72,756
United Financial Bancorp	2,100	23,457
ViewPoint Financial Group	1,000	14,720
Westfield Financial	7,100	64,255
		944,567
Consumer Discretionary – 3.7%
AFC Enterprises*	9,400	75,106
American Eagle Outfitters	1,400	19,082
Gentex	7,000	101,080
M.D.C. Holdings	1,000	39,060
Mohawk Industries*	1,700	108,970
NVR*	75	37,506
		380,804
Consumer Staples – 9.1%
Church & Dwight	3,050	171,867
Hansen Natural*	2,300	66,286
Heineken Holding	3,300	151,403
Hershey	4,860	159,311
Tootsie Roll Industries	1,636	41,113
UST	4,800	262,128
Viterra*	6,600	90,615
		942,723

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

Opportunity Fund – Continued

Description	Shares	Value
COMMON STOCKS – 81.2% (CONTINUED)
Diversified Financials – 4.0%
Affiliated Managers Group*	500	$45,030
AmeriCredit*	2,900	24,998
Cowen Group*	4,300	33,196
Fifth Street Finance*	3,500	36,015
Invesco	6,800	163,064
Jefferies Group	2,200	37,004
Leucadia National	1,500	70,410
		409,717
Energy – 9.8%
Cimarex Energy	3,100	215,977
Encore Acquisition*	2,300	172,937
Hugoton Royalty Trust	6,100	225,700
Parker Drilling*	5,200	52,052
San Juan Basin Royalty Trust	3,700	171,162
Talisman Energy	7,600	168,188
		1,006,016
Healthcare – 2.2%
CIGNA	4,000	141,560
WellCare Health Plans*	2,400	86,760
		228,320
Industrials – 2.6%
Armstrong World Industries	1,600	46,752
Ceradyne*	1,100	37,730
School Specialty*	2,300	68,379
Toro	3,300	109,791
		262,652
Information Technology – 7.4%
CACI International*	3,440	157,449
NCR*	1,100	27,720
NetApp*	4,100	88,806
Novellus Systems*	4,400	93,236
SAIC*	8,600	178,966
Symantec*	5,600	108,360
Zebra Technologies*	3,400	110,976
		765,513

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

Opportunity Fund – Continued

Description	Shares	Value
COMMON STOCKS – 81.2% (CONTINUED)
Insurance – 11.8%
AON	1,200	$55,128
Arch Capital Group*	900	59,688
Arthur J. Gallagher & Company	1,400	33,740
Assurant	1,200	79,152
Axis Capital Holdings	3,500	104,335
Cincinnati Financial	1,600	40,640
FBL Financial Group, Class A	2,700	53,676
Hanover Insurance Group	2,400	102,000
Investors Title	600	29,184
Lancashire Holdings	29,800	181,038
Max Capital Group	1,800	38,394
Platinum Underwriters Holdings	2,800	91,308
Progressive	2,800	52,416
Selective Insurance Group	1,700	31,892
Validus Holdings	1,500	31,875
W.R. Berkley	1,300	31,408
Wesco Financial Group	227	86,714
Zenith National Insurance	3,200	112,512
		1,215,100
Materials – 0.7%
Pactiv*	3,600	76,428
Metals & Mining – 3.6%
IAMGOLD	11,600	70,180
Kinross Gold	1,800	42,498
Newmont Mining	4,900	255,584
		368,262
Paper & Forest Products – 1.2%
Domtar*	9,100	49,595
Neenah Paper	800	13,368
Timberwest Forest	4,700	63,376
		126,339
Real Estate – 2.2%
Post Properties	3,400	101,150
Thomas Properties Group	13,100	128,904
		230,054

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

Opportunity Fund – Continued

Description	Shares	Value
COMMON STOCKS – 81.2% (CONTINUED)
Utilities – 13.7%
American Water Works*	3,600	$79,848
Calpine*	9,778	220,591
Calpine, Escrow Shares*	125,000	31,875
CMS Energy	12,800	190,720
DPL	2,200	58,036
Dynegy*	2,300	19,665
Mirant*	6,100	238,815
NorthWestern	6,100	155,062
Sierra Pacific Resources	15,000	190,650
Unisource Energy	7,400	229,474
		1,414,736
Total Common Stocks
(Cost $8,695,926)		8,371,231

Short-Term Investment – 18.8%
AIM Short-Term Treasury Portfolio
(Cost $1,933,436)	1,933,436	1,933,436
Total Investments – 100.0%
(Cost $10,629,362)		10,304,667
Other Assets and Liabilities, Net – 0.0%		2,365
Total Net Assets – 100.0%		$10,307,032

*  Non-income producing security.
ADR – American Depository Receipt
See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2008

	Capital Appreciation Fund	Opportunity Fund
ASSETS:
Investments, at market value
(Cost $17,041,118 and $10,629,362 respectively)	$16,793,674	$10,304,667
Cash	56	168
Receivable for investment securities sold	—	6,940
Receivable for dividends and interest	45,290	12,672
Receivable for capital shares sold	401,696	175,823
Receivable for adviser reimbursements	26,179	24,673
Offering costs	21,440	21,440
Prepaid expenses and other assets	9,765	9,765
Total assets	17,298,100	10,556,148

LIABILITIES:
Payable for investment securities purchased	98,953	153,745
Payable for capital shares redeemed	39	—
Payable to adviser	35,942	31,349
Accrued distribution fees	7,723	4,286
Accrued expenses and other liabilities	56,953	59,736
Total liabilities	199,610	249,116

NET ASSETS	$17,098,490	$10,307,032

COMPOSITION OF NET ASSETS:
Portfolio capital	$17,147,028	$10,606,581
Undistributed net investment income	18,207	26,794
Accumulated net realized gain (loss) on investments	180,748	(1,633)
Net unrealized depreciation of investments	(247,493)	(324,710)
Total net assets	$17,098,490	$10,307,032

CAPITAL STOCK, $0.0001 par value
Authorized	500,000,000	500,000,000
Issued and outstanding	1,133,141	700,712

NET ASSET VALUE, REDEMPTION PRICE,
AND OFFERING PRICE PER SHARE	$15.09	$14.71

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2008

	Capital Appreciation Fund	Opportunity Fund
INVESTMENT INCOME:
Interest income	$27,957	$8,437
Dividend income	71,801	68,601
Less: Foreign taxes withheld	(1,735)	(745)
Total investment income	98,023	76,293

EXPENSES:
Investment advisory fees	58,531	36,299
Offering costs	42,580	42,580
Directors’ fees	28,803	21,714
Administration fees	21,637	21,542
Fund accounting fees	18,601	18,003
Legal fees	14,196	10,650
Transfer agent fees	14,110	12,556
Distribution fees	13,303	8,250
Audit fees	12,510	12,510
Other expenses	6,755	6,944
Registration fees	6,050	6,036
Custodian fees	5,244	5,536
Postage and printing fees	2,768	2,107
Total expenses	245,088	204,727
Less: Fee waivers and expense reimbursements	(165,272)	(155,228)
Total net expenses	79,816	49,499
NET INVESTMENT INCOME	18,207	26,794

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	159,718	14,709
Net change in unrealized depreciation of investments	(183,000)	(290,436)
Net loss on investments	(23,282)	(275,727)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,075)	$(248,933)

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Capital Appreciation Fund
		For the period
	Six Months Ended	September 28, 2007(1)
	June 30, 2008	to
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$18,207	$6,348
Net realized gain (loss) on investments	159,718	21,504
Net change in unrealized depreciation on investments	(183,000)	(64,493)
Net decrease resulting from operations	(5,075)	(36,641)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,054,792	8,155,359
Proceeds from reinvestment of distributions	—	6,376
Payments for shares redeemed	(119,224)	(285)
Net increase from capital share transactions	8,935,568	8,161,450

DISTRIBUTIONS PAID FROM:
Net investment income	—	(6,822)
Net realized gains	—	—
Total distributions to shareholders	—	(6,822)

TOTAL INCREASE IN NET ASSETS	8,930,493	8,117,987

NET ASSETS:
Beginning of period	8,167,997	50,010
End of period (including undistributed net investment
income of $18,207 and $26,794, respectively)	$17,098,490	$8,167,997

TRANSACTIONS IN SHARES:
Shares sold	594,307	542,839
Shares issued in reinvestment of distributions	—	426
Shares redeemed	(7,747)	(18)
Net increase	586,560	543,247

(1)  Inception date of the fund.
See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Opportunity Fund
		For the period
	Six Months Ended	September 28, 2007(1)
	June 30, 2008	to
	(Unaudited)	December 31, 2007
OPERATIONS:
Net investment income	$26,794	$8,817
Net realized gain (loss) on investments	14,709	(5,978)
Net change in unrealized depreciation on investments	(290,436)	(34,274)
Net decrease resulting from operations	(248,933)	(31,435)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,672,818	5,877,349
Proceeds from reinvestment of distributions	—	20,839
Payments for shares redeemed	(12,584)	(195)
Net increase from capital share transactions	4,660,234	5,897,993

DISTRIBUTIONS PAID FROM:
Net investment income	—	(9,168)
Net realized gains	—	(11,669)
Total distributions to shareholders	—	(20,837)

TOTAL INCREASE IN NET ASSETS	4,411,301	5,845,721

NET ASSETS:
Beginning of period	5,895,731	50,010
End of period (including undistributed net investment
income of $18,207 and $26,794, respectively)	$10,307,032	$5,895,731

TRANSACTIONS IN SHARES:
Shares sold	307,343	389,481
Shares issued in reinvestment of distributions	—	1,392
Shares redeemed	(825)	(13)
Net increase	306,518	390,860

(1)  Inception date of the fund.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Capital Appreciation Fund
	Six Months Ended		September 28, 2007(1)
	June 30, 2008		through
	(Unaudited)		December 31, 2007
For a Fund share outstanding throughout the period

NET ASSET VALUE:
Beginning of period	$14.94		$15.00

OPERATIONS:
Net investment income	0.02		0.01
Net realized and unrealized gain (loss) on investments	0.13		(0.06)
Total from operations	0.15		(0.05)

LESS DISTRIBUTIONS:
From net investment income	—		(0.01)
From net realized gains	—		—
Total distributions	—		(0.01)

NET ASSET VALUE:
End of period	$15.09		$14.94

TOTAL RETURN	1.00	%(2)	(0.32	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$17,098		$8,168
Ratio of expenses to average net assets:
Before expense reimbursement	4.61	%(3)	11.28	%(3)
After expense reimbursement	1.50	%(3)	1.50	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.77	)%(3)	(9.38	)%(3)
After expense reimbursement	0.34	%(3)	0.40	%(3)
Portfolio turnover rate	6	%(2)	5	%(2)

(1)  Inception date of the fund.
(2)  Not annualized.
(3)  Annualized.

See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

FINANCIAL HIGHLIGHTS

	Opportunity Fund
	Six Months Ended		September 28, 2007(1)
	June 30, 2008		through
	(Unaudited)		December 31, 2007
For a Fund share outstanding throughout the period

NET ASSET VALUE:
Beginning of period	$14.96		$15.00

OPERATIONS:
Net investment income	0.04		0.02
Net realized and unrealized loss on investments	(0.29)		(0.01)
Total from operations	(0.25)		0.01

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)
From net realized gains	—		(0.03)
Total distributions	—		(0.05)

NET ASSET VALUE:
End of period	$14.71		$14.96

TOTAL RETURN	(1.67	)%(2)	0.11	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,307		$5,896
Ratio of expenses to average net assets:
Before expense reimbursement	6.20	%(3)	14.50	%(3)
After expense reimbursement	1.50	%(3)	1.50	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(3.89	)%(3)	(12.27	)%(3)
After expense reimbursement	0.81	%(3)	0.73	%(3)
Portfolio turnover rate	21	%(2)	18	%(2)

(1)  Inception date of the fund.
(2)  Not annualized.
(3)  Annualized.
See Notes to the Financial Statements

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2008

1.  ORGANIZATION

Prospector Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on June 6, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end diversified management investment company.  The Corporation issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies.  There are two series presently authorized, the Prospector Capital Appreciation Fund and the Prospector Opportunity Fund (individually a “Fund” and collectively the “Funds”).  The Funds commenced operations on September 28, 2007.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund:

Security Valuation – Portfolio securities which are traded on an exchange are valued at the last sales price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange or for securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available, the latest bid quotation will be used.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Prospector Partners Asset Management, LLC (the “Adviser” or “Investment Manager”) pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), on January 1, 2008.  FAS 157 requires the Funds to classify its securities based on valuation method, using the following levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2008:

	Capital Appreciation Fund		Opportunity Fund
		Other		Other
	Investments	Financial	Investments	Financial
Description	in Securities	Instruments*	in Securities	Instruments*
Level 1 – Quoted prices	$13,072,548	$—	$10,272,792	$—
Level 2 – Other significant observable inputs	3,568,126	—	—	—
Level 3 – Significant unobservable inputs	153,000	—	31,875	—
Total	$16,793,674	$—	$10,304,667	$—

*
Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Capital	Opportunity
	Appreciation Fund	Fund
	Investments	Investments
	in Securities	in Securities
Balance as of 12/31/2007	$—	$—
Accrued discounts/ premiums	—	—
Realized gain (loss)	—	—
Change in net unrealized appreciation (depreciation)	44,718	14,258
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	108,282	17,617
Balance as of 06/30/2008	$153,000	$31,875

Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.  All short-term capital gains are included in ordinary income for tax purposes.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is required.  The Funds recognize uncertain tax positions consistent with FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes.”  As of June 30, 2008, there were no such uncertainties recognized in the accompanying financial statements.

Foreign Currency Translation – The books and records relating to the Funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following bases:  (1) market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and (2) purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.  The Funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Expenses – Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based on relative net assets or another appropriate basis.

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

Offering costs for each Fund are being amortized on a straight-line basis over the first twelve months after commencement of operations of the Funds.

Other – Investment and shareholder transactions are recorded on the trade date.  Each Fund determines the gain or loss realized from the investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date.  Interest income, including amortization of bond premium and discount, is recognized on an accrual basis.

3.  INVESTMENT TRANSACTIONS

During the six months ended June 30, 2008, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

			Purchases	Sales
Capital Appreciation Fund			$8,148,067	$571,535
Opportunity Fund			4,701,762	1,279,704
There were no purchases or sales of long-term U.S. Government securities.

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at June 30, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
	Appreciation	Depreciation	Net	Tax Cost
Capital Appreciation Fund	$783,885	$(1,031,329)	$(247,444)	$17,041,118
Opportunity Fund	485,956	(810,651)	(324,695)	10,629,362

At December 31, 2007, the Funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Other		Total
	Ordinary	Accumulated	Unrealized	Accumulated
	Income	Losses	Depreciation	Earnings (Deficit)
Capital Appreciation Fund	$21,080	$—	$(64,543)	$(43,463)
Opportunity Fund	—	(15,648)	(34,968)	(50,616)

As of December 31, 2007, the Funds did not have any accumulated net realized capital loss carryovers.  As of December 31, 2007, Capital Appreciation Fund and Opportunity Fund had $0 and $15,468, respectively, of deferred, on a tax basis, post-October losses.

There were no distributions paid during the six months ended June 30, 2008.

The tax character of distributions paid during the fiscal period ended December 31, 2007 were as follows:

	Ordinary	Long Term
	Income	Capital Gains	Total
Capital Appreciation Fund	$6,822	$—	$6,822
Opportunity Fund	20,837	—	20,837

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

4.  AGREEMENTS

The Funds have entered into an Investment Advisory Agreement with the Adviser, with whom certain directors and officers of the Corporation are affiliated, to furnish investment advisory services to the Funds.  Pursuant to this Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.10% as applied to each Fund’s daily net assets.

The Adviser has contractually agreed to waive, through September 28, 2010 its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses do not exceed 1.50% of its average daily net assets.  Any such waiver or reimbursement may be subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than the respective expense cap limitations, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

	12/31/2011	12/31/2010
Capital Appreciation Fund	$165,272	$156,132
Opportunity Fund	155,228	156,522

As of June 30, 2008, it was possible, but not probable, those amounts would be recovered by the Adviser.  At the end of each fiscal year in the future, the Funds will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the Funds’ shares pursuant to a Distribution Agreement with the Corporation. Each Fund’s shares are sold on a no-load basis and, therefore, Quasar receives no sales commission or sales load for providing services to the Funds.  The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to reimburse Quasar and certain financial intermediaries who assist in distributing each Fund’s shares or who provide shareholder services to Fund shareholders a distribution and/or shareholder servicing fee of up to 0.25% of each Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Funds or Quasar to pay the Fund’s distribution fees and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder services expenses.  During the six months ended June 30, 2008, the Capital Appreciation Fund and Opportunity Fund incurred expenses of $13,303 and $8,250, respectively, pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and fund accountant for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

5.  INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

PROSPECTOR FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) – CONTINUED
JUNE 30, 2008

6.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133” (“FAS 161”).  FAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities.  Funds are required to provide enhanced disclosures about (a) how and why the Funds use derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Funds’ financial position, financial performance, and cash flows.  FAS 161 is effective for financial statements issued for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.  The Funds do not expect FAS 161 to have a material impact on their financial statements.

PROSPECTOR FUNDS, INC.

ADDITIONAL INFORMATION (UNAUDITED)
JUNE 30, 2008

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Funds’ Form N-Q is available without charge upon request by calling 1-877-PFI-STOCK or 1-877-734-7862.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-877-PFI-STOCK or 1-877-734-7862, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

DIRECTORS
John D. Gillespie
Harvey D. Hirsch
Joseph Klein III
Roy L. Nersesian
John T. Rossello, Jr.

INVESTMENT ADVISER
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT  06437

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI  53212

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Third Floor
615 E. Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN  55402

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Plaza
New York, NY  10004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ directors and is available without charge upon request by calling 1-877-PFI-STOCK.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title)*    /s/ John D. Gillespie
John D. Gillespie, President

Date  September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John D. Gillespie
John D. Gillespie, President

Date  September 2, 2008

By (Signature and Title)*    /s/ Peter N. Perugini, Jr.
Peter N. Perugini, Jr., Treasurer

Date  September 2, 2008

* Print the name and title of each signing officer under his or her signature.